Share capital - Schedule of Shares Outstanding (Details)	6 Months Ended
	Jun. 30, 2024 shares shares	Dec. 31, 2023 shares
Disclosure of classes of share capital [line items]
Treasury shares held (in shares)	14,421,587	15,782,848
Class A
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	285,576,538	284,215,277
Sale of treasury shares related to share-based compensation (in shares)	1,364,663
Purchase of treasury shares (in shares)	(3,402)
Share options granted (in shares)	2,969,207
Awards granted under various incentive plans with dilutive effects at June 30, 2023 (in shares)	3,335,706
Class B
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	345,437,500	345,437,500
Sale of treasury shares related to share-based compensation (in shares)	0
Purchase of treasury shares (in shares)	0
Share options granted (in shares)	0
Awards granted under various incentive plans with dilutive effects at June 30, 2023 (in shares)	12,467,091